DERIVATIVE INSTRUMENTS (Details) (USD $)	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2010	Oct. 31, 2009
Principal	$ 1,739,224	$ 5,482,364	$ 6,294,923	$ 8,976,071	$ 8,166,355	$ 2,931,384	$ 1,991,267	$ 777,154	$ 925,815	$ 3,434,424	$ 3,834,294	$ 3,278,412
Original Issue Discount	26,523	456,547	1,025,966	1,300,347	1,312,241	89,239	120,269	21,937	17,532	68,374	225,977	367,916
Warrant Liability	1,265,985	3,090,088	5,527,591	6,391,071	7,936,668	15,908,302	8,520,828	13,006,194	17,982,187	16,467,800	12,665,150	1,086,514
Embedded Derivative Liability	2,136	137,749	741,496	946,046	1,086,599	1,058,580	229,625	81,028	102,433	1,077,659	449,055	1,086,514
Bridge Note 1-June 18, 2009 [Member]
Principal												1,131,353
Original Issue Discount												169,703
Warrant Liability												250,392
Embedded Derivative Liability												711,258
Bridge Note II & III-October 26 & 30, 2009 Member]
Principal												2,147,059
Original Issue Discount												322,059
Warrant Liability												690,119
Embedded Derivative Liability												868,388
Optimus September 24, 2009 [Member]
Principal												0
Original Issue Discount												0
Warrant Liability												3,587,625
Embedded Derivative Liability												0
Other outstanding warrants [Member]
Principal												0
Original Issue Discount												0
Warrant Liability												12,785,695
Embedded Derivative Liability												0
Total Valuation at Origination [Member]
Principal												3,278,412
Original Issue Discount												491,762
Warrant Liability												17,313,831
Embedded Derivative Liability												1,579,646
Change in fair value [Member]
Principal				0	0	0	0	0	0	0	0	0
Original Issue Discount				0	0	0	0	0	0	0	0	0
Warrant Liability	(1,703,252)	(2,302,707)	(923,052)	(2,174,948)	(6,826,019)	(4,915,676)	(3,789,889)	(1,934,055)	(3,866,801)	5,363,854	1,995,372	(5,352,697)
Embedded Derivative Liability	(20,567)	(438,054)	159,657	(416,347)	(2,141,984)	(763,523)	(51,972)	(13,876)	(260,843)	421,404	905,259	(493,132)
Accreted Interest [Member]
Principal	0	0	0	0	0	0	0	0	0	0	0	0
Original Issue Discount	(229,392)	(569,419)	(532,559)	(471,290)	(340,050)	(74,422)	(73,363)	(21,052)	(50,842)	251,188	225,321	(123,846)
Warrant Liability	0	0	0	0	0	0	0	0	0	0	0	0
Embedded Derivative Liability	0	0	0	0	0	0	0	0	0	0	0	0
Bridge Notes IV-December 1, 2009 through January 31. 2010 [Member]
Principal											555,882
Original Issue Discount											83,382
Warrant Liability											207,617
Embedded Derivative Liability											164,400
Bridge Note I- Extension of Maturity Date [Member]
Principal											0
Original Issue Discount											0
Warrant Liability											202,500
Embedded Derivative Liability											103,400
Exercise of Common Stock Warrants [Member]
Principal									0	0	0
Original Issue Discount									0	0	0
Warrant Liability									(1,475,758)	(1,790,823)	1,702,073
Embedded Derivative Liability									0	0	0
Bridge Note V [Member]
Principal										640,307
Original Issue Discount										97,807
Warrant Liability										229,619
Embedded Derivative Liability										271,554
Note Payoffs [Member]
Principal				(155,806)	(26,316)	(159,675)	(187,582)	(414,118)	(88,236)	(1,040,177)
Original Issue Discount				0	0	0	0	0	0	(4,222)
Warrant Liability				0	0	0	0	0	0	0
Embedded Derivative Liability				0	(8,860)	(5,904)	0	(46,945)	(12,665)	(64,354)
Issuance of Optimus Warrants
Principal									0
Original Issue Discount									0
Warrant Liability									(6,856,946)
Embedded Derivative Liability									0
Bridge Note Conversions [Member]
Principal			(169,000)	(221,788)	(1,164,947)				(2,420,373)
Original Issue Discount			0	0	0				0
Warrant Liability			0	0	0				0
Embedded Derivative Liability			0	(10,530)	(381,209)				(701,718)
Exercise Of Warrants [Member]
Principal						0	0	0
Original Issue Discount						0	0	0
Warrant Liability						(639,960)	(1,382,847)	(4,156,797)
Embedded Derivative Liability						0	0	0
Issuance Of Warrants [Member]
Principal						0	0	0
Original Issue Discount						0	0	0
Warrant Liability						2,990,520	35,523	1,042,559
Embedded Derivative Liability						0	0	0
Bridge Note VI [Member]
Principal								265,457
Original Issue Discount								25,457
Warrant Liability								72,300
Embedded Derivative Liability								39,416
Issuance of November 2010 Bridge Notes [Member]
Principal							931,579
Original Issue Discount							96,579
Warrant Liability							391,076
Embedded Derivative Liability							150,156
Exchange of November 2010 Bridge Notes [Member]
Principal							17,175
Original Issue Discount							17,175
Warrant Liability							86,963
Embedded Derivative Liability							9,389
Issuance of January 2011 Bridge Notes [Memebr]
Principal							452,941
Original Issue Discount							57,941
Warrant Liability							173,808
Embedded Derivative Liability							41,024
Issuance of Q2 2011 Bridge Notes [Member]
Principal						473,392
Original Issue Discount						43,392
Warrant Liability						121,238
Embedded Derivative Liability						71,336
Issuance of Q3 2011 Bridge Notes [Member]
Principal					11,765	626,400
Original Issue Discount					1,765	0
Warrant Liability					4,968	0
Embedded Derivative Liability					5,051	0
Issuance of May 2011 Notes [Member]
Principal					7,077,936
Original Issue Discount					1,553,254
Warrant Liability					0
Embedded Derivative Liability					2,719,345
Additional warrants issued to Bridge Note holder [Member]
Principal					0
Original Issue Discount					0
Warrant Liability					36,376
Embedded Derivative Liability					0
Exchange Of Bridge Notes [Member]
Principal	52,941	52,941			8,033
Original Issue Discount					8,033
Warrant Liability	0	0			0
Embedded Derivative Liability					2,656
Conversion of May 2011 Notes [Member]
Principal	(38,000)	(38,000)	(1,924,060)	(1,225,561)	(671,500)
Original Issue Discount	0	0	0	0	0
Warrant Liability	0	0	0	0	0
Embedded Derivative Liability	(5,016)	(5,016)	(341,342)	(110,494)	(166,980)
Exchanges/Exercises of October 2007 Warrants [Member]
Principal					0
Original Issue Discount					0
Warrant Liability					(1,186,959)
Embedded Derivative Liability					0
Issuance of October 2011 Notes [Member]
Principal				2,326,471
Original Issue Discount				459,396
Warrant Liability				0
Embedded Derivative Liability				396,818
Reclassification Of Warrant Liability To Equity [Member]
Principal				0
Original Issue Discount				0
Warrant Liability				(186,908)
Embedded Derivative Liability				0
Issuance Of Long Term Convertible Promissory Notes [Member]
Principal			(540,000)	86,400
Original Issue Discount				0
Warrant Liability				0
Embedded Derivative Liability				0
Exchange Of Warrants [Member]
Principal				0
Original Issue Discount				0
Warrant Liability	(134,796)	(134,796)	59,572	816,259
Embedded Derivative Liability				0
Issuance Of December Two Thousand and Eleven Notes [Member]
Principal	(827,500)		1,232,353
Original Issue Discount			258,178
Warrant Liability			0
Embedded Derivative Liability	(160,677)		306,568
Conversion Of October Two Thousand and Eleven Notes [Member]
Principal			(1,227,500)
Original Issue Discount			0
Warrant Liability			0
Embedded Derivative Liability			(329,433)
Partial Note Repayments [Member]
Principal			(52,941)
Conversion Of December 2011 Notes [Member]
Principal	(827,500)	(827,500)
Original Issue Discount	0	0
Warrant Liability	0	0
Embedded Derivative Liability	(160,677)	(160,677)
Issuance of May 2012 Notes [Member]
Principal	953,333
Original Issue Discount	(200,632)
Warrant Liability	291,400
Debt for Equity Exchange: May and October 2011, December 2011 Notes [Member]
Principal	(4,473,673)
Original Issue Discount	0
Embedded Derivative Liability	(115,046)
Debt for Equity Exchange: Bridge Notes [Member]
Principal	(50,000)
Original Issue Discount	0
Warrant Liability	(4,750)
Embedded Derivative Liability	0
July 2012Exchange of Warrants [Member]
Warrant Liability	(407,501)
JMJ Settlement Agreement [Member]
Principal	540,000
JMJ Note Conversions [Member]
Principal	$ (712,800)